Annual Total Returns [BarChart] - First Trust SSI Strategic Convertible Securities ETF - First Trust SSI Strategic Convertible Securities ETF	Mar. 01, 2021
Bar Chart Table:
2016	6.79%
2017	13.62%
2018	(1.57%)
2019	22.45%
2020	50.19%